Submission	Feb. 25, 2026
Submission [Line Items]
Central Index Key	0001958928
Registrant Name	COTWO ADVISORS PHYSICAL EUROPEAN CARBON ALLOWANCE TRUST
Registration File Number	333-271910
Form Type	R 424I
Submission Type	424I
Fee Exhibit Type	EX-FILING FEES
Issuer Name	COTWO ADVISORS PHYSICAL EUROPEAN CARBON ALLOWANCE TRUST
Street 1	140 ELM STREET
Street 2	SUITE 6
City	NEW CANAAN
State or Country Code	CT
Zip Code	06840
Reporting FY End Date	Nov. 30, 2025
Offset Table N/A	N/A